[Logo] M F S (R)
INVESTMENT MANAGEMENT
75 YEARS
WE INVENTED THE MUTUAL FUND(R)


                               [Graphic Omitted]


                    MFS(R) MUNICIPAL HIGH
                    INCOME FUND
                    SEMIANNUAL REPORT o JULY 31, 1999




            --------------------------------------------------------
              DIVERSIFYING YOUR INVESTMENT PORTFOLIO (see page 42)
            --------------------------------------------------------

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Performance Summary .......................................................  7
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 28
Notes to Financial Statements ............................................. 34
MFS' Year 2000 Readiness Disclosure ....................................... 41
Trustees and Officers ..................................................... 45

       MFS(R) ORIGINAL RESEARCH(SM)

       RESEARCH HAS BEEN CENTRAL TO INVESTMENT MANAGEMENT AT MFS
       SINCE 1932, WHEN WE CREATED ONE OF THE FIRST IN-HOUSE
       RESEARCH DEPARTMENTS IN THE MUTUAL FUND                              (SM)
       INDUSTRY. ORIGINAL RESEARCH(SM) AT MFS IS MORE          ORIGINAL RESEARCH
       THAN JUST CRUNCHING NUMBERS AND CREATING
       ECONOMIC MODELS: IT'S GETTING TO KNOW                           MFS
       EACH SECURITY AND EACH COMPANY PERSONALLY.
                                                              MAKES A DIFFERENCE



--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]

Dear Shareholders,
It has been almost two years since financial turmoil began to rock markets in Asia, Russia, and Latin America. Even developed markets such as Europe and the United States were not immune. In the U.S. equity market, for example, investors focused on a narrow group of 50 of the largest-company growth stocks because they seemed to offer less volatility in uncertain times. Fixed-income investors also became more concerned about risk, moving money into U.S. Treasury securities and out of corporate and municipal bonds and mortgage-backed securities.

The narrowness of the market was just one of three broad issues that dominated the U.S. equity market until recently. The other two were a slowdown in corporate earnings growth and high valuations, with stocks of many companies selling at extremely high prices relative to their earnings.

Although these have been challenging issues, we now see signs that we feel demonstrate each one is changing for the better. Today, we believe the markets are presenting more opportunities for investors to diversify, for our portfolio managers to find good values, and for us to show the benefits of staying with our long-term objectives and strategies. Investors seem to be regaining confidence in a wider range of companies. Stocks of some small and mid-sized companies, as well as some large industrial companies, have begun to perform better in the past months than they had for the previous year or so. These companies appear to have benefited from signs of stability in emerging markets and a continuation of economic growth in the United States.

U.S. companies also have produced better earnings. Corporate earnings were, on average, relatively flat in 1998. However, we expect earnings to grow 12% to 14% this year because more companies have benefited from the strong economy and from aggressive consolidation and cost-cutting measures they have taken over the past several years.

Based on their earnings projections, our analysts estimate that the U.S. stock market is still about 30% overvalued. While there has been some shift to a wider group of stocks, many investors are still focusing on the large-company stocks. As a result, most of the overvaluation is in the 50 largest stocks in the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance. That means about 450 stocks are selling at more attractive prices, particularly given what we see as the improved earnings outlooks for these and many small and mid-sized companies not in the S&P 500. These companies also benefit from consolidation, cost cutting, and global growth. Because they are smaller, they may be able to respond to these changes more quickly, and thus they have the potential to grow faster than the big companies.

The past two years have challenged investors. However, we believe we are well positioned for the current environment because our analysts and portfolio managers continue to rely on MFS(R) Original Research(SM) to help evaluate the long-term investment potential of each holding being considered for our portfolios. Also, we believe our discipline of staying with our clearly defined investment strategies can help us offer investment products with the potential to sustain returns over a variety of market cycles.

We appreciate your confidence and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    August 14, 1999

MANAGEMENT REVIEW AND OUTLOOK

[Photo of Michael W. Roberge]

     Michael W. Roberge

For the six months ended July 31, 1999, Class A shares of the Fund provided a total return of -0.97%, Class B shares -1.37%, and Class C shares -1.46%. These returns, which include the reinvestment of distributions but exclude the effects of any sales charges, compare to a -1.70% return over the same period for the Lehman Brothers Municipal Bond Index (the Lehman Index), an unmanaged index of investment-grade municipal bonds rated "Baa" or higher. The average municipal high-yield debt fund tracked by Lipper Analytical Services, Inc., an independent firm that reports mutual fund performance, returned -1.01% over the same period.

Q. CAN YOU DESCRIBE THE BOND MARKET AND, SPECIFICALLY, THE MUNICIPAL BOND MARKET DURING THE PERIOD?

A. Yields on U.S. Treasury bonds are actually up 100 basis points, or 1.00% for 1999. There has been a significant bond market sell-off due to strong economic growth and renewed fears of inflation. Also, international markets are starting to rebound which, coupled with continued domestic growth, intensifies worries about inflation. Compared to the Treasury market, municipals have performed relatively well this year. Municipal prices have fallen less than half compared to Treasuries. This is a reversal of 1998, when we had the second largest supply ever of municipals, which made them cheap relative to Treasuries. Now, in 1999, with municipal supply down 25%, municipal prices have traded closer to normal historic levels relative to Treasuries.

Q. HOW DOES THIS RISE IN INTEREST RATES RELATE TO THE HIGH-YIELD MUNICIPAL BOND MARKET?

A. A fund like this in the current environment will be less affected by interest rates than either a higher-quality bond fund or the Lehman Index will be. It is important to remember that the Lehman Index is comprised of higher-quality bonds than those found in the Fund, which primarily invests in lower-quality municipal issues rated "Baa" or below. Higher-quality bonds tend to be more interest-rate sensitive, so the moderate increase in rates during the period had a more negative impact on the Lehman Index than it did on our Fund.

Q. HAS THERE BEEN MUCH YIELD DIFFERENCE BETWEEN LOWER-RATED AND HIGHER-RATED BONDS SO FAR THIS YEAR?

A. The quality spread, that is, the difference an investor is paid in yield to buy a lower-rated bond versus a "AAA"-rated bond, continues to be narrow due to the strong demand by the market for yield. In this situation, the name of the game is to be very selective and try to avoid mistakes, and this is where we have focused our attention. We do a lot of fundamental research on current bond holdings and on potential purchases in order to try to avoid mistakes that could hurt our performance. Our goal in this type of market is to find opportunities where we think we are getting paid to take credit risk and not take undue risk for modest incremental yield.

Q. WHAT AREAS OF THE MUNICIPAL HIGH-YIELD MARKET HAVE CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. One sector we currently favor is multifamily housing. We believe the underpinnings for that industry have been strong. As the economy continues to be relatively healthy, we look for areas in which the supply of housing is not meeting the demand for housing. Our research focus is to identify markets where the fastest-growing population is the 25- to 34-year-olds who aren't ready to purchase their first houses, so they seek rental housing. Most of the population growth is in the southeast part of the country and, therefore, most of the new bonds we are buying are from that region. Another sector we currently favor is electric utilities. This sector is going through changes due to deregulation. This means there should be consolidations, and we believe they will create investment opportunities. As the industry consolidates, the well-positioned firms will survive and be stronger. It is our goal to be invested in such firms.

Q.  WHAT SECTOR HAVE YOU BEEN THE MOST CAUTIOUS ABOUT?

A. We are cautious about health care. We are not avoiding this sector, but we are concerned about the changes in federal funding for Medicare that was part of the 1997 balanced budget agreement. These changes have hit hospitals pretty hard. We believe hospitals will continue to be affected over the next couple of years. We favor the rural hospitals which face modest competition, compared to the urban hospitals which have been greatly affected by the constraints imposed by health maintenance organizations.

Q.  WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE YEAR?

A. We are cautious about interest rates because growth is strong and we have seen some indication of possible inflation. In such an environment, a fund like the MFS(R) Municipal High Income Fund is likely to outperform the Lehman Index or an investment-grade bond fund. An economic downturn is the biggest risk to this Fund and to others like it. Currently, we do not see any signs of recession-like pressures which could affect the Fund.

/s/ Michael W. Roberge
    Michael W. Roberge
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
   PORTFOLIO MANAGER'S PROFILE
--------------------------------------------------------------------------------

   MICHAEL W. ROBERGE IS VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) AND PORTFOLIO MANAGER OF MFS(R) MUNICIPAL HIGH INCOME FUND AND MFS(R) MUNICIPAL INCOME TRUST, A CLOSED-END FUND.

   MR. ROBERGE JOINED MFS IN 1996 AS A CREDIT ANALYST IN THE MUNICIPAL FIXED INCOME DEPARTMENT AND WAS NAMED PORTFOLIO MANAGER IN 1997. PRIOR TO JOINING MFS, HE WORKED AS A MUNICIPAL CREDIT ANALYST AND PORTFOLIO MANAGER WITH ANOTHER MAJOR MUTUAL FUND FIRM. BEFORE THAT, HE WAS A CREDIT ANALYST WITH MOODY'S INVESTORS SERVICE, INC. MR. ROBERGE IS A 1990 GRADUATE OF BEMIDJI STATE UNIVERSITY AND EARNED AN M.B.A. DEGREE FROM HOFSTRA UNIVERSITY IN 1992. HE IS A CHARTERED FINANCIAL ANALYST AS WELL AS A MEMBER OF THE BOSTON MUNICIPAL ANALYSTS FORUM AND THE NATIONAL FEDERATION OF MUNICIPAL ANALYSTS.

   ALL PORTFOLIO MANAGERS AT MFS INVESTMENT MANAGEMENT(R) ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 100 PROFESSIONALS UTILIZING MFS(R) ORIGINAL RESEARCH(SM), A COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.

--------------------------------------------------------------------------------


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any other MFS product is available from your financial consultant, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

--------------------------------------------------------------------------------
  FUND FACTS
--------------------------------------------------------------------------------

  OBJECTIVE:                    SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL
                                INCOME TAXES.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:        FEBRUARY 24, 1984

  CLASS INCEPTION:              CLASS A  FEBRUARY 24, 1984
                                CLASS B  SEPTEMBER 7, 1993
                                CLASS C  SEPTEMBER 25, 1998

  SIZE:                         $1.6 BILLION NET ASSETS AS OF JULY 31, 1999

--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Investment results reflect the percentage change in net asset value, including reinvestment of dividends. (See Notes to Performance Summary for more information.)

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN THROUGH JULY 31, 1999

CLASS A
                                            6 Months        1 Year       3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------
Cumulative Total Return                       -0.97%        +2.41%       +20.27%       +36.13%       +86.72%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return                      --         +2.41%       + 6.34%       + 6.36%       + 6.44%
------------------------------------------------------------------------------------------------------------
SEC Results                                      --         -2.45%       + 4.63%       + 5.33%       + 5.93%
------------------------------------------------------------------------------------------------------------

CLASS B
                                            6 Months        1 Year       3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------
Cumulative Total Return                       -1.37%        +1.66%       +17.22%       +30.05%       +76.71%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return                      --         +1.66%       + 5.44%       + 5.39%       + 5.86%
------------------------------------------------------------------------------------------------------------
SEC Results                                      --         -2.21%       + 4.54%       + 5.08%       + 5.86%
------------------------------------------------------------------------------------------------------------

CLASS C
                                            6 Months        1 Year       3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------
Cumulative Total Return                       -1.46%        +1.60%       +19.31%       +35.05%       +85.23%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return                      --         +1.60%       + 6.06%       + 6.19%       + 6.36%
------------------------------------------------------------------------------------------------------------
SEC Results                                      --         +0.60%       + 6.06%       + 6.19%       + 6.36%
------------------------------------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A share ("A") SEC results include the maximum 4.75% sales charge. Class B share ("B") SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C shares ("C") have no initial sales charge but, like B, have higher annual fees and expenses than A. C SEC results reflect the 1% CDSC applicable to shares redeemed within 12 months.

B and C results include the performance and the operating expenses
(e.g., Rule 12b-1 fees) of A for periods prior to the inception of B and C. Because operating expenses of B and C are higher than those of A, B and C performance generally would have been lower than A performance. The A performance included in the B and C SEC performance has been adjusted to reflect the CDSC generally applicable to B and C rather than the initial sales charge generally applicable to A.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. See the prospectus for details.

PORTFOLIO CONCENTRATION AS OF JULY 31, 1999

QUALITY RATINGS
Source: Standard & Poor's and Moody's

"AAA"                    22.6%
"AA"                      7.2%
"A"                       4.1%
"BBB"                    23.7%
"BB"                      5.2%
"B"                       1.8%
Not Rated                35.4%

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS (Unaudited) - July 31, 1999

Municipal Bonds - 98.6%
------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                          (000 OMITTED)                    VALUE
------------------------------------------------------------------------------------------------------
General Obligation - 4.3%
  Birmingham, AL, 5.75s, 2019                                         $ 1,000           $    1,037,830
  Chicago, IL, FGIC, 5.125s, 2025                                       5,000                4,673,600
  Cypress-Fairbanks, TX, Independent School District, 5s, 2018          4,500                4,244,850
  District of Columbia, 6s, 2026                                        5,000                5,159,500
  Douglas County, CO, Douglas & Elebert Counties School
    District, FGIC, 5.25s, 2016                                         2,720                2,673,814
  Fort Bend, TX, Independent School District, 5.5s, 2015                3,715                3,748,695
  Houston, TX, Independent School District, 7.068s, 2017+(++)           5,000                4,781,700
  Manchester, NH, 5.875s, 2019                                          2,325                2,407,166
  Markham, IL, 9s, 2012                                                 2,630                2,669,450
  New York City, NY, 6.875s, 2003                                         120                  128,346
  New York City, NY, 7.1s, 2011                                           120                  127,862
  New York City, NY, FSA, 7s, 2022                                         70                   74,594
  New York City, NY, 5.875s, 2024                                       7,000                7,185,430
  New York City, NY, 6.125s, 2025                                       3,675                3,839,787
  New York City, NY, FGIC, 6.125s, 2025                                 8,000                8,446,640
  New York City, NY, 5.5s, 2037                                         5,000                4,876,250
  Orleans Parish, LA, School Board, FGIC, 0s, 2015                      9,860                4,287,227
  Richardson, TX, Hospital Authority Rev. (Baylor-Richardson),
    5.25s, 2013                                                         1,500                1,415,670
  State of South Carolina, 5.768s, 2016+(++)                            2,000                1,683,800
  Ukiah, CA, Unified School District, FGIC, 0s, 2017                    4,795                1,794,193
  Ukiah, CA, Unified School District, FGIC, 0s, 2018                    4,085                1,433,876
  West Warwick, RI, 7.3s, 2008                                            184                  200,702
  West Warwick, RI, 7.45s, 2013                                           570                  626,931
                                                                                        --------------
                                                                                        $   67,517,913
------------------------------------------------------------------------------------------------------
State and Local Appropriation - 3.7%
  Chicago, IL, Public Building Commerce Rev., 7.068s, 2016+(++)       $ 6,000           $    5,857,020
  Chicago, IL, Public Building Commerce Rev., 7.068s, 2017+(++)         4,500                4,369,140
  Delaware Valley, PA, Regional Finance Authority,
    AMBAC, 7.033s, 2018+(++)                                            7,000                7,201,460
  District of Columbia, Certificates of Participation, 7.3s, 2013       2,500                2,732,600
  Metropolitan Transportation Authority, NY,
    Transportation Facility Rev., 5.25s, 2017                           5,000                4,835,650
  New York Dormitory Authority Rev., FSA, 5.25s, 2014                   5,935                5,932,508
  New York Dormitory Authority Rev., 5s, 2018                           5,000                4,670,800
  New York Dormitory Authority Rev. (Bronx-Lebanon), 5.2s, 2016         1,000                  952,860
  New York Dormitory Authority Rev. (City University), 5s, 2018        10,000                9,336,900
  New York Dormitory Authority Rev. (North General Hospital),
    5.2s, 2016                                                          1,570                1,495,990
  New York Dormitory Authority Rev. (St. Clare's Hospital),
    5.3s, 2019                                                          2,000                1,910,740
  New York Dormitory Authority Rev. (Wyckoff Heights Medical
    Center), 5.3s, 2021                                                 1,000                  948,900
  New York Urban Development Corp. Rev., Correctional
    Facilities Service Contract, AMBAC, 5.25s, 2015                     3,000                2,989,830
  New York Urban Development Corp. Rev., Correctional
    Facilities Service Contract, AMBAC, 5.25s, 2016                     5,000                4,917,900
                                                                                        --------------
                                                                                        $   58,152,298
------------------------------------------------------------------------------------------------------
Refunded and Special Obligations - 19.5%
  Arapahoe County, CO, Capital Improvement, Highway
    Rev., 0s, 2005                                                    $76,375           $   28,001,366
  Arapahoe County, CO, Capital Improvement, Highway
    Rev., 0s, 2006                                                     69,000               10,855,770
  Austin, TX, Utilities System Rev., 10.75s, 2000                       1,780                1,877,597
  Clermont County, OH, Hospital Facilities Rev. (Mercy
    Health Systems), AMBAC, MRVICS, 9.271s, 2001(++)                    1,300                1,482,806
  Daphne, AL, Special Care Facilities Financing
    Authority (1st Mortgage Rev.), 0s, 2008                            89,975               57,601,995
  Daphne, AL, Special Care Facilities Financing
    Authority (2nd Mortgage Rev.), 0s, 2008                             4,500                2,880,900
  Daphne, AL, Special Care Facilities Financing
    Authority (Presbyterian), 0s, 2008                                 48,475                8,806,938
  Denver, CO, City & County Airport Rev., 8s, 2000                        100                  106,967
  Denver, CO, City & County Airport Rev., 8.5s, 2000                      255                  274,342
  Denver, CO, City & County Airport Rev., 7.75s, 2001                     425                  465,273
  Denver, CO, City & County Airport Rev., 8.75s, 2001                   1,530                1,707,923
  Denver, CO, City & County Airport Rev., 8.875s, 2001                  1,325                1,482,649
  Desert Hospital District, CA, Hospital Rev. (Desert
    Hospital Corp.), 8.904s, 2002(++)                                   4,000                4,633,400
  District of Columbia, Hospital Rev. (Washington
    Hospital), 7.125s, 2002                                             1,750                1,918,228
  Doylestown, PA, Hospital Authority (Doylestown
    Hospital), 7.2s, 2003                                               2,200                2,455,970
  Fairfax, Fauquier & Loudoun Counties, VA, Health
    Center Commission, Nursing Home Rev., 9s, 2000                      1,810                1,948,012
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s, 2018                                           44,190               16,515,571
  Hannibal, MO, Industrial Development Authority
    (Hannibal Regional Healthcare), 9.5s, 2001+                         3,000                3,440,820
  Illinois Health Facilities Rev. (Memorial
    Hospital-Woodstock), 7.25s, 2002                                    1,500                1,640,670
  Jefferson County, OH, Asset Guaranty, 7.125s, 2005                    8,660               10,003,253
  Jenks Township, PA, Municipal Authority Rev., 8s, 2003                4,650                5,288,863
  Kansas City, MO, Industrial Development Authority
    (Kingswood), 9s, 2003                                               5,250                6,301,575
  Martha's Vineyard, MA, Land Bank (Land Acquisition),
    8.125s, 2001                                                        2,600                2,801,370
  Massachusetts Health & Education Facilities Authority
    (Fairview Extended Care Facility), 10.25s, 2001                     3,000                3,336,090
  Massachusetts Industrial Finance Agency (Curry
    College), 8s, 2004                                                  1,375                1,610,153
  Massachusetts Industrial Finance Agency (Emerson
    College), 8.9s, 2001                                                3,000                3,252,870
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.375s, 2006                                 2,300                2,804,505
  Massachusetts Industrial Finance Agency (Glenmeadow
    Retirement Community), 8.625s, 2006                                 3,520                4,341,110
  Massachusetts Industrial Finance Agency, Tunnel Rev
    (Mass. Turnpike), 9s, 2000                                         10,745               11,554,528
  Mesa County, CO, Residual Rev., 0s, 2003                             25,125                9,170,374
  Mississippi Hospital Equipment & Facilities Authority
    Rev. (Rush Medical Foundation), 8.75s, 2001                         2,800                3,028,312
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2004                                     330                  353,503
  New Lenox, IL, Community Park Development Authority,
    8.25s, 2004                                                         4,205                4,959,966
  New York City, NY, 6.875s, 2002                                         880                  947,470
  New York City, NY, FSA, 7s, 2002                                      1,630                1,761,769
  New York City, NY, 7.1s, 2002                                           880                  952,107
  New York City, NY, 6.125s, 2006                                       1,325                1,452,081
  New York Energy Research & Development Authority,
    Electric Facilities Rev., 7.15s, 2002                                 495                  539,535
  New York Energy Research & Development Authority,
    Electric Facilities Rev., 7.15s, 2002                               4,425                4,835,684
  New York Local Government Assistance Corp., 7s, 2001                    800                  853,464
  North Carolina Medical Care Commission, Hospital Rev
    (Valdese General Hospital), 8.75s, 2001                             1,820                2,024,677
  Prince William County, VA, Industrial Development
    Authority, Residential Care Facility (Westminster
    at Lake Ridge), 10s, 2002                                           3,500                4,012,120
  San Joaquin Hills, CA, Transportation Corridor Agency,
    Toll Road Rev., 0s, 2005                                            1,500                1,179,150
  San Joaquin Hills, CA, Transportation Corridor Agency,
    Toll Road Rev., 0s, 2007                                            4,000                2,835,240
  San Joaquin Hills, CA, Transportation Corridor Agency,
    Toll Road Rev., 0s, 2008                                            5,400                3,623,940
  San Joaquin Hills, CA, Transportation Corridor Agency,
    Toll Road Rev., 0s, 2011                                           13,400                7,602,758
  South Carolina Public Service Authority (Santee Co-op),
    7.1s, 2001                                                          2,000                2,148,280
  South Tucson, AZ, Municipal Property Corp., 8.75s, 2000                 865                  909,219
  Spirit Lake, IA, Industrial Development Rev. (Crystal
    Tips, Inc.), 0s, 2008#                                              5,041                6,628,147
  Telluride, CO, Gondola Transit Co., Real Estate
    Transfer Assessment Rev., 11.5s, 2012                               5,025                7,691,968
  Telluride, CO, Gondola Transit Co., Real Estate
    Transfer Assessment Rev., 11.5s, 2012                                 975                1,497,064
  Texas Turnpike Authority (Houston Ship Channel
    Bridge), 12.625s, 2002                                             21,090               26,225,837
  Virgin Islands Public Financing Authority, 7.25s, 2002                2,000                2,221,160
  Walton, GA, Industrial Development Rev. (Ultima
    Rubber Products), 10s, 2000                                         3,885                4,153,725
  Washington Public Power Supply System Rev. (Nuclear
    Project #1), 14.375s, 2001                                            400                  440,444
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2000                                            85                   87,398
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2001                                            95                  100,334
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2002                                           115                  124,473
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           130                  143,751
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           150                  168,416
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           165                  185,257
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           235                  263,851
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           250                  280,693
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           290                  325,603
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           335                  376,128
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           360                  404,197
  Williamsburg County, SC, School District, Public
    Facilities Rev., 7.5s, 2003                                           390                  437,880
                                                                                        --------------
                                                                                        $  304,337,489
------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 6.4%
  Chicago, IL, O'Hare International Airport, Special
    Facilites Rev. (United Airlines), 8.5s, 2018                      $ 4,500           $    4,707,945
  Chicago, IL, O'Hare International Airport, Special
    Facilities Rev. (United Airlines), 8.85s, 2018                      5,595                6,023,969
  Cleveland, OH, Airport Special Facilities Rev
    (Continental Airlines), 9s, 2019                                    9,120                9,455,251
  Dallas-Fort Worth, TX, International Airport Facility
    Improvement Corp. (Delta), 7.625s, 2021                             4,500                4,815,720
  Denver, CO, City & County Airport Rev., 8.875s, 2012                  3,675                4,042,721
  Denver, CO, City & County Airport Rev., 7.75s, 2021                   1,625                1,744,291
  Denver, CO, City & County Airport Rev., 8.5s, 2023                    2,695                2,862,952
  Denver, CO, City & County Airport Rev., 8.75s, 2023                   4,240                4,641,359
  Denver, CO, City & County Airport Rev., 8s, 2025                      1,040                1,098,438
  Denver, CO, City & County Airport Rev., 6.875s, 2032                  7,130                7,545,037
  Fulton County, GA, Development Authority, 5.3s, 2013                  1,000                  951,740
  Hillsborough County, FL, Aviation Authority Rev. (US
    Air), 8.6s, 2022                                                    4,275                4,677,064
  Kenton County, KY, Airport Board Special Facilities
    (Delta Airlines), 7.5s, 2020                                       16,570               17,737,522
  Port Authority, NY (JFK International Air Terminal),
    MBIA, 5.75s, 2022                                                   7,000                7,138,180
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.375s, 2020                                             4,000                4,200,680
  Tulsa, OK, Municipal Airport Trust Rev. (American
    Airlines), 7.6s, 2030                                              14,210               15,097,272
  Wayne Charter County, MI, Airport Rev. (Detroit
    Metropolitan Wayne County), 5s, 2019                                3,000                2,782,620
                                                                                        --------------
                                                                                        $   99,522,761
------------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 12.0%
  Alaska Industrial Development & Export Authority,
    Power Rev. (Upper Lynn Canal Regional Power),
    5.875s, 2032                                                      $ 1,800           $    1,671,444
  Beaver County, PA, Industrial Development Authority,
    Pollution Control Rev. (Ohio Edison Co.), 4.65s, 2033               9,000                8,904,150
  Brazos River Authority, TX (Reliant Energy, Inc.),
    5.375s, 2019                                                        8,750                8,274,962
  Calcasieu Parish, LA, Industrial Development Board,
    Pollution Control Rev. (Energy Gulf States, Inc.),
    5.45s, 2010                                                         4,800                4,618,032
  Clark County, NV, Industrial Development Rev
    (Nevada Power Co.), FGIC, 6.7s, 2022                                4,000                4,264,880
  Clark County, NV, Industrial Development Rev
    (Nevada Power Co.), 5.6s, 2030                                     10,000                9,358,900
  Clark County, NV, Industrial Development Rev
    (Nevada Power Co.), 5.9s, 2032                                      9,000                8,795,430
  Connecticut Development Authority, Pollution Control
    Rev. (Connecticut Light & Power), 5.85s, 2028                       8,300                8,164,627
  Farmington, NM, Pollution Control Rev. (Tucson
    Electric Power Co.), 6.95s, 2020                                    3,000                3,241,350
  Klamath Falls, OR, Electric Rev. (Klamath
    Cogeneration), 6s, 2025                                            10,000                9,732,600
  Long Island, NY, Power Authority Rev., FSA, 5.125s, 2016              4,000                3,885,080
  Long Island, NY, Power Authority Rev., FSA, 5.125s, 2022              3,000                2,830,350
  Matagorda County, TX (Reliant Energy), 5.95s, 2030                    8,000                7,968,000
  McAlester, OK, Public Works Authority, Utility System
    Rev., FSA, 5.75s, 2020                                              5,970                6,042,715
  Midland, MI, Environmental Development Authority,
    Pollution Control Rev. (Midland Cogeneration),
    9.5s, 2009                                                          4,500                4,753,035
  Municipal Electric Authority, GA, Project #1, AMBAC,
    8.426s, 2022(++)                                                    9,900               10,822,284
  New Hampshire Business Finance Authority, Pollution
    Control Rev. (United Illuminating Co.), 5.875s, 2033                2,985                2,970,075
  New Jersey Economic Development Authority (Vineland
    Cogeneration), 7.875s, 2019                                         7,550                8,113,154
  New York Energy Research & Development Authority,
    Electric Facilities Rev., 7.15s, 2019                               1,155                1,253,706
  New York Energy Research & Development Authority,
    Electric Facilities Rev., 7.15s, 2022                               1,625                1,763,873
  New York Research and Development Authority,
    Electrical Facilities Rev. (Consolidated Edison),
    AMBAC, 7.5s, 2026                                                   4,750                4,862,243
  Ohio Water Development, Pollution Control Rev
    (Cleveland Electric), 8s, 2023                                      4,700                5,268,982
  Ohio Water Development, Pollution Control Rev
    (Cleveland Electric), 5.58s, 2033                                   5,000                4,994,700
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.5s, 2013                      2,300                2,390,482
  Pennsylvania Economic Development Financing
    Authority, Resources Recovery Rev., 6.6s, 2019                      5,000                5,228,650
  Pima County, AZ, Industrial Development Authority
    (Tuscon Electric Power Co.), 6.1s, 2025                             2,000                1,956,520
  Pima County, AZ, Industrial Development Authority
    (Tuscon Electric Power Co.), 6s, 2029                               5,000                4,918,700
  Pima County, AZ, Industrial Development Authority
    (Tuscon Electric Power Co.), 6s, 2029                              11,000               10,659,000
  Pittsylvania County, VA, Industrial Development
    Authority, 7.55s, 2019                                             10,000               10,768,600
  Southern California Public Power Authority,
    Transmission Project Rev., RIBS, 7.812s, 2012(++)                   7,850                8,609,644
  West Feliciana Parish, LA, Pollution Control Rev
    (Gulf States Utilities Co.), 5.8s, 2015                             2,500                2,457,800
  West Feliciana Parish, LA, Pollution Control Rev
    (Gulf States Utilities Co.), 9s, 2015                             $ 2,500                2,642,925
  West Feliciana Parish, LA, Pollution Control Rev
    (Gulf States Utilities Co.), 8s, 2024                               4,000                4,116,880
                                                                                        --------------
                                                                                        $  186,303,773
------------------------------------------------------------------------------------------------------
Health Care Revenue - 16.7%
  Arkansas Development Finance Authority Rev. (White
    River Medical Center), 5.55s, 2019                                $ 1,000           $      944,670
  Baltimore County, MD, Nursing Facility Mortgage Rev
    (Eastpoint Rehabilation & Nursing Center), 6.75s, 2028              1,250                1,189,038
  Baxter County, AR, Hospital Rev. (Baxter County
    Regional Hospital), 5.6s, 2021                                      3,000                2,860,920
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 7.25s, 2001                             170                  167,350
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 7.75s, 2006                             395                  378,394
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 8.125s, 2016                          1,420                1,320,998
  Bell County, TX, Health Facilities Development Corp.
    (Advanced Living Technology), 8.5s, 2026                            3,150                2,910,568
  Bell County, TX, Health Facilities Development Corp.
    (Kings Daughters Hospital), 9.25s, 2008                             1,005                1,050,748
  Berlin, MD, Hospital Rev. (Atlantic General
    Hospital), 8.375s, 2022                                             1,307                1,379,993
  Brevard County, FL, Health Facilites Authority
    (Beverly Enterprises), 10s, 2010                                    1,145                1,212,418
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2012                                      960                1,221,072
  Chautauqua County, NY, Industrial Development Agency,
    Civic Facility Rev. (Womans Christian Assn.), 6.35s, 2017           1,500                1,459,680
  Chautauqua County, NY, Industrial Development Agency,
    Civic Facility Rev. (Womans Christian Assn.), 6.4s, 2029            3,500                3,377,360
  Chemung County, NY, Industrial Development Agency,
    Civic Facilities Rev. (St. Joseph's Hospital
    Elmira), 6s, 2013                                                   3,000                2,948,520
  Chemung County, NY, Industrial Development Agency,
    Civic Facilities Rev. (St. Joseph's Hospital
    Elmira), 6.35s, 2013                                                2,000                1,985,940
  Cheneyville, LA, Westside Habilitation Center, 8.375s, 2013           5,700                6,140,724
  Chester County, PA, Health & Education Facilities
    Authority (Jefferson Health Systems), 5.375s, 2027                  5,000                4,701,750
  Chester County, PA, Industrial Development Authority
    (RHA/PA Nursing Home), 10.125s, 2019*                               1,908                1,564,560
  Connecticut Health & Educational Facilities (Johnson
    Evergreen), 8.5s, 2014                                              1,350                1,444,027
  Contra Costa County, CA, Residential Rental
    Facilities Rev. (Cypress Meadows), 7s, 2028                         3,000                2,880,810
  Denver, CO, Health & Hospital Rev., 5.375s, 2018                      3,700                3,472,820
  Denver, CO, Health & Hospital Rev., 5.375s, 2028                      5,000                4,577,300
  District of Columbia, Hospital Rev. (Hospital for
    Sick Children), 8.875s, 2021                                          930                  983,791
  Elkhart County, IN, Hospital Authority Rev. (Elkhart
    General Hospital, Inc), 5.25s, 2018                                 1,000                  938,040
  Goldsboro, NC, Housing Authority Rev. (North Carolina
    Housing Foundation, Inc.), 7.25s, 2029                              2,225                2,211,561
  Grand Junction, CO, Hospital Rev. (Community
    Hospital), 6.9s, 2017                                               2,900                2,989,378
  Illinois Health Facilities Authority Rev. (Centegra
    Health Systems), 5.25s, 2018                                        1,500                1,382,460
  Indiana Health Facilities Financing Authority Rev
    (Metro Health/Indiana, Inc.), 6.3s, 2023                            3,965                3,844,226
  Iowa Finance Authority, Health Care Facilities Rev
    (Care Initiatives), 5.75s, 2018                                     1,200                1,160,640
  Jacksonville, FL, Health Facilities Authority
    (National Benevolent), 7s, 2022                                     1,000                1,071,710
  Jacksonville, FL, Industrial Development Rev
    (Beverly Enterprises), 9.75s, 2011                                    875                  905,844
  Jefferson County, KY, Health Care Facility Rev
    (Beverly Enterprises, Inc.), 5.875s, 2007                             250                  248,460
  Kansas City, MO, Industrial Development Authority
    (Bishop Spencer Place, Inc.), 8s, 2024                              7,720                8,298,537
  Lee County, FL, Industrial Development Authority
    (Beverly Enterprises), 10s, 2010                                      835                  898,285
  Louisiana Public Facilities Authority (Southwest
    Medical Center), 11s, 2006                                          1,192                  202,708
  Loves Park, IL (Hoosier Care), 7.125s, 2034                           2,000                2,001,380
  Lufkin, TX, Health Facilities Development Corp.
    (Memorial Health System of East Texas), 6.875s, 2026                1,410                1,528,158
  Lufkin, TX, Health Facilities Development Corp.
    (Memorial Health System of East Texas), 5.7s, 2028                  2,800                2,645,888
  Luzerne County, PA, Industrial Development Authority
    (Beverly Enterprises), 10.125s, 2008                                1,150                1,194,471
  Martin County, FL, Industrial Development Authority
    (Beverly Enterprises), 9.8s, 2010                                   2,550                2,646,594
  Massachusetts Health & Educational Facilities
    Authority Rev. (Caritas Christi), 5.7s, 2015                        3,500                3,395,700
  Massachusetts Health & Educational Facilities
    Authority Rev. (Jordan Hospital), 5.25s, 2018                       6,000                5,547,960
  Massachusetts Health & Educational Facilities
    Authority Rev. (St. Memorial Medical Center), 6s, 2023             13,530               13,075,933
  Massachusetts Industrial Finance Agency, 9.25s, 2009                  3,535                3,609,129
  Massachusetts Industrial Finance Agency (GF Revere),
    8.875s, 2025                                                        7,635                8,592,047
  Massachusetts Industrial Finance Agency (Metropolitan
    Health Foundation, Inc.), 6.75s, 2027                               5,830                5,916,226
  Massachusetts Industrial Finance Agency (WNR, Inc.),
    9s, 2023(+)                                                         1,050                  899,220
  Mecosta County, MI, General Hospital Rev., 6s, 2018                   1,200                1,178,424
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.375s, 2013                                     1,350                1,284,538
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.5s, 2018                                       9,000                8,460,090
  Michigan Hospital Finance Authority Rev. (Genesys
    Regional Medical), 5.5s, 2027                                       4,000                3,688,760
  Michigan Hospital Finance Authority Rev. (Memorial
    Healthcare Center), 5.875s, 2021                                    1,000                  979,780
  Millbrae, CA, Residential Facility (Magnolia Of
    Millbrae), 7.375s, 2027                                             3,000                3,156,030
  Mississippi Business Finance Corp., Health Facilities
    Rev. (Medical Foundation, Inc.), 5.375s, 2015                       1,000                  949,690
  Mississippi Business Finance Corp., Health Facilities
    Rev. (Medical Foundation, Inc.), 5.625s, 2023                       2,000                1,902,720
  Mocksville, NC, 7.25s, 2029                                           2,200                2,186,712
  Monongalia County, WV, Health Facilities Rev
    (Beverly Enterprises, Inc.), 5.875s, 2007                             500                  497,015
  Montgomery County, PA, Higher Education & Health
    Authority Rev. (AHF/Montgomery), 10.5s, 2020                        2,415                2,520,946
  New Hampshire Business Finance Authority, Health Care
    Facilities Rev. (Metropolitian Health Foundation,
    Inc.), 6.55s, 2028                                                  3,000                2,908,530
  New Hampshire Higher Educational & Health Facilities
    Authority Rev. (Littleton Hospital Assn.), 5.9s, 2018               1,750                1,718,167
  New Hampshire Industrial Development Authority (Tall
    Pines), 11.25s, 2016                                                2,095                2,164,868
  New Jersey Economic Development Authority (Burnt
    Tavern Convalescent Center), 9s, 2013                               1,700                1,829,846
  New Jersey Economic Development Authority (Courthouse
    Convalescent Center), 8.7s, 2014                                    1,350                1,417,662
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 10.5s, 2020                                    3,000                3,085,650
  New Jersey Economic Development Authority (Geriatric
    & Medical Services), 9.625s, 2022                                   1,350                1,443,460
  New Jersey Economic Development Authority (Greenwood
    Health Care), 9.75s, 2011                                           2,825                2,978,991
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.5s, 2009                                      700                  757,554
  New Jersey Economic Development Authority (Wanaque
    Convalescent Center), 8.6s, 2011                                    1,000                1,084,790
  New Jersey Health Care Facilities Financing Authority
    (Cherry Hill), 8s, 2027                                             4,000                4,286,800
  New Mexico Hospital Equipment Loan Council, Hospital
    Rev. (Memorial Medical Center, Inc.), 5.375s, 2018                  2,600                2,436,980
  New York City, NY, Health & Hospital Corp. Rev., 5.25s, 2017          2,000                1,898,520
  North Carolina Medical Care Commission, Hospital Rev
    (Duke University Hospital), 5.25s, 2026                             5,000                4,738,600
  North Carolina Medical Care Commission, Hospital Rev
    (Pitt County Memorial Hospital), 5s, 2018                           1,350                1,242,823
  North Central, TX, Health Facilities Development
    Corp. (Baylor University Medical Center), 10.07s, 2016(++)          4,300                4,861,967
  Ohio County, WV, County Commission Health System
    (Ohio Valley Medical Center), 5.75s, 2013                           5,000                4,855,200
  Osceola County, FL, Industrial Development Rev
    (Community Provider Pooled Loan), 7.75s, 2017                       2,700                2,855,709
  Portsmouth, VA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                    1,795                1,952,332
  Reedley, CA, Certificates of Participation (Mennonite
    Home), 7.5s, 2026                                                   5,380                5,571,528
  Rochester, MN, Health Care Facilities Rev. (Mayo
    Medical Foundation), 8.57s, 2021                                    2,000                2,100,420
  San Francisco, CA, City & County (Coventry Park),
    8.5s, 2026                                                          9,435               10,631,641
  Santa Fe, NM, Industrial Development Rev. (Casa Real
    Nursing Home), 9.75s, 2013                                          1,785                1,921,017
  Seminole County, FL, Industrial Development Authority
    (Friendly Village), 10s, 2011                                         800                  802,392
  Sierra View, CA, Local Health Care District, 5.4s, 2022               4,000                3,788,360
  Southwestern Illinois Development Authority Rev
    (Anderson Hospital), 5.375s, 2015                                   1,385                1,303,049
  Southwestern Illinois Development Authority Rev
    (Anderson Hospital), 5.5s, 2020                                     1,625                1,530,279
  Southwestern Illinois Development Authority Rev
    (Anderson Hospital), 5.625s, 2029                                   5,700                5,336,796
  Springfield, TN, Health & Educational Facilities
    (Northcrest Medical Center), 5.25s, 2018                            5,000                4,604,000
  Springfield, TN, Health & Educational Facilities
    (Northcrest Medical Center), 5.375s, 2024                           5,000                4,567,650
  Sterling, IL (Hoosier Care), 7.125s, 2034                             1,400                1,400,966
  Vincennes, IN, Economic Development Authority (Lodge
    of the Wabash), 12.5s, 2015                                         1,930                1,891,400
  Waterford Township, MI, Economic Development Corp.
    Rev. (Canterbury Health), 6s, 2039                                  3,190                2,966,700
  Westerville, OH, Industrial Development Rev. (1st
    Mortgage Health Care), 10s, 2008                                      465                  470,213
  Wilkins Area, PA, Industrial Development Authority
    (Beverly Enterprises), 10s, 2011                                      950                1,037,495
  Wilkinsburg, PA, Municipal Authority Health
    (Monroeville Christian), 8.25s, 2027                                7,100                7,096,379
  Yonkers, NY, Industrial Development Agency (St
    Joseph Hospital), 6.15s, 2015                                       2,000                1,953,740
                                                                                        --------------
                                                                                        $  259,675,185
------------------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 13.1%
  Baltimore County, MD, Pollution Control (Bethlehem
    Steel), 7.55s, 2017                                               $ 1,850           $    1,982,700
  Burns Habor, IN, Solid Waste Disposal Facilities Rev
    (Bethlehem Steel), 8s, 2024                                        10,455               11,362,808
  Butler, AL, Industrial Development Board, Solid Waste
    Rev. (James River), 8s, 2028                                        4,500                5,029,965
  Cambria County, PA, Industrial Development Authority
    (Beverly Enterprises), 7.5s, 2015                                   4,390                4,646,990
  Courtland, AL, Industrial Development Board, Solid
    Waste Disposal Rev. (Champion International Corp.),
    6.375s, 2029                                                        2,500                2,576,375
  Delaware County, PA, Industrial Development Authority
    (Resources Recovery Facility), 5.5s, 2002                             600                  602,376
  Delaware County, PA, Industrial Development Authority
    (Resources Recovery Facility), 6s, 2003                             1,800                1,831,986
  Delaware County, PA, Industrial Development Authority
    (Resources Recovery Facility), 6.1s, 2005                           3,460                3,535,774
  DeQueen, AR, Industrial Development Board
    (Weyerhaeuser Co.), 9s, 2006                                        1,000                1,003,260
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 10.25s, 2009+                                2,740                2,741,754
  Eastern Band of Cherokee Indian Community, NC
    (Carolina Mirror Co.), 11s, 2012+                                     950                  950,570
  Florence County, SC, Industrial Development Rev
    (Stone Container Corp.), 7.375s, 2007                               2,995                3,158,168
  Gulf Coast Waste Disposal Authority, TX (USX Corp.), 5.5s, 2017       3,000                2,889,630
  Hardeman County, TN (Correctional Facilities Corp.), 7.75s, 2017      6,500                7,083,245
  Hernando County, FL, Water & Sewer Rev. (Florida
    Crushed Stone), 8.5s, 2014                                          8,555                9,668,604
  Hodge Village, LA, Utilities Rev. (Stone Container), 9s, 2010         6,800                7,056,700
  Indiana Development Finance Authority Rev. (Inland
    Steel), 5.75s, 2011                                                 3,000                2,774,190
  Indiana Development Finance Authority Rev. (Inland
    Steel), 7.25s, 2011                                                10,000               10,287,500
  Kanawha County, WV, Pollution Control Rev. (Union
    Carbide Corp.), 5.1s, 2012                                          1,000                  950,970
  Lawrenceburg, TN, Industrial Development Board
    (Tridon, Inc.), 9.875s, 2006                                        2,100                2,173,500
  Maine Finance Authority (Bowater), 7.75s, 2022                        8,500                9,275,285
  Massachusetts Development Finance Agency (Springfield
    Resources Recovery), 5.625s, 2019                                   2,225                2,189,378
  Massachusetts Port Authority Rev., Special Facilities
    (Bosfuel), MBIA, 5.75s, 2039                                        5,000                5,008,400
  Mesa County, CO (Joy Technologies), 8.5s, 2006*                       5,050                3,535,000
  Michigan Strategic Funding Obligation Rev. (United
    Waste Systems), 5.2s, 2010                                          1,500                1,447,995
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.4s, 2015                                  4,000                4,244,640
  New Jersey Economic Development Authority (Holt
    Hauling & Warehousing), 8.6s, 2017                                  8,000                8,524,800
  Ohio Solid Waste Rev. (Republic Engineered Steels),
    8.25s, 2014                                                         7,000                7,363,020
  Onondaga County, NY Industrial Development Agency,
    Solid Waste Disposal Facility Rev. (Solvay
    Paperboard LLC), 6.8s, 2014                                         3,800                3,861,712
  Owyhee County, ID, Industrial Development Rev
    (Environsafe), 8.25s, 2002                                          4,000                4,184,400
  Perry County, KY, Solid Waste Disposal Resources
    (TJ International), 7s, 2024                                       11,000               11,715,660
  Philadelphia, PA, Industrial Development Authority Rev
    (Host Marriott LP), 7.75s, 2017                                     2,000                2,178,600
  Port Corpus Christi, TX, Industrial Development Corp.
    Rev. (Valero Energy Corp.), 5.4s, 2018                              2,400                2,226,264
  Port of New Orleans, LA (Avondale Industries), 8.5s, 2014            22,040               24,462,416
  Power County, ID, Pollution Control Rev. (FMC Corp.),
    5.625s, 2014                                                        1,000                  988,120
  Savannah, GA, Economic Development Authority,
    Industrial Development Rev. (Stone Container
    Corp.), 7.4s, 2026                                                  7,500                8,129,400
  Schuylkill County, PA, Industrial Development
    Authority (Pine Grove Landfill, Inc.), 5.1s, 2019                   1,000                  968,280
  Spokane County, WA, Industrial Development Corp.
    (Kaiser Aluminum & Chemical Corp.), 7.6s, 2027                      3,700                3,999,663
  St. Charles Parish, LA, Pollution Control Rev. (Union
    Carbide Corp.), 5.1s, 2012                                          2,000                1,901,940
  Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
    Corp.), 6.9s, 2024                                                  3,000                3,185,610
  Tooele County, UT, Pollution Control Rev. (Laidlaw
    Environmental Services), 7.55s, 2027                                5,000                5,446,000
  Virginia Peninsula Ports Authority Rev. (Zeigler Coal),
    6.9s, 2022                                                          5,000                4,981,700
  Westmoreland County, PA, Industrial Development Corp.
    (Valley Landfill), 5.1s, 2018                                       2,500                2,438,575
                                                                                        --------------
                                                                                        $  204,563,923
------------------------------------------------------------------------------------------------------
Insured Health Care Revenue - 1.8%
  Chester County, PA, Health & Education Facilities
    Authority (Jefferson Health Systems), AMBAC, 5.25s, 2022          $ 5,000           $    4,775,800
  Illinois Health Facilities Authority Rev. (Sisters of
    Mercy), MBIA, 9.867s, 2015(++)                                      5,200                5,953,324
  Lauderdale County & Florence, AL, Health Care
    Authority Rev. (Coffee Health Group), MBIA, 5.75s, 2012               775                  801,032
  Lauderdale County & Florence, AL, Health Care
    Authority Rev. (Coffee Health Group), MBIA, 5.75s, 2013             1,765                1,813,308
  Massachusetts Health & Educational Facilities
    (Harvard Pilgrim Health), FSA, 5s, 2018                             3,435                3,230,206
  Montana Health Facility Authority (Deaconess
    Hospital), AMBAC, RIBS, 9.884s, 2016(++)                            4,000                4,383,480
  North Central, TX, Health Facilities Development
    Corp. (Presbyterian Hospital), MBIA, 9.595s, 2021(++)               4,000                4,496,880
  Philadelphia, PA, Hospital & Higher Education
    Facilities Authority Rev., FGIC, 6.956s, 2012(++)                   2,000                1,973,280
                                                                                        --------------
                                                                                        $   27,427,310
------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.9%
  Alexandria, VA, Redevelopment & Housing Finance
    Authority (Jefferson Village Apartments), 9s, 2018                $ 2,000           $    2,043,320
  Austin, TX, Housing Finance Corp. (Woodland Heights
    Apartments), 7.25s, 2027                                            4,000                4,489,120
  California Statewide Community Development Authority
    (Equity Residential), 5.2s, 2029                                    3,940                3,914,863
  California Statewide Community Development Authority
    (Irvine Apartments), 5.25s, 2025                                    3,500                3,390,730
  Charter Mac Equity Issuer Trust, 6.625s, 2009                         8,000                8,000,000
  Dallas, TX, Housing Finance Corp., 8.5s, 2011                         3,005                3,113,180
  Florida Multi-Family Housing Finance Agency Rev
    (Center Court Apartments), 8.5s, 2018                               1,735                1,777,195
  Maplewood, RI, Housing Development Corp. (Terrace
    Apartments), 6.9s, 2025                                             3,995                4,158,875
  Maryland Community Development Administration, 0s, 2032              11,550                  929,544
  Munimae Te Bond Subsidiary LLC, 6.875s, 2009##                        6,000                6,075,000
  Ridgeland, MS, Urban Renewal, Multifamily Housing
    Rev. (Northbrook I & III Apartments), 6.25s, 2029                   5,000                4,805,150
  Texas Housing & Community Board (Harbors & Plumtree),
    10s, 2026+                                                          1,755                1,770,848
  Virginia Housing & Development Authority, 0s, 2017                    2,060                  396,962
                                                                                        --------------
                                                                                        $   44,864,787
------------------------------------------------------------------------------------------------------

Sales and Excise Tax Revenue - 0.2%
  Black Hawk, CO, Device Tax Rev., 5.625s, 2021                       $ 1,250           $    1,193,950
  Virgin Islands Public Finance Authority, 6s, 2006                       500                  512,180
  Virgin Islands Public Finance Authority, 5.875s, 2018                 1,500                1,493,715
                                                                                        --------------
                                                                                        $    3,199,845
------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - 7.2%
  California Rural Home Mortgage Finance Authority, 0s
    to 1999, 5.75s to 2029                                            $ 1,455           $    1,591,435
  California Rural Home Mortgage Finance Authority,
    5.2s, 2030                                                          1,800                1,913,148
  Chicago, IL, Capital Appreciation, Single Family
    Mortgage Rev., FGIC, 0s, 2017                                       3,545                  498,179
  Colorado Housing Finance Authority, 6.55s, 2025                       1,125                1,210,320
  Colorado Housing Finance Authority, 7.4s, 2027                        1,410                1,527,072
  Colorado Housing Finance Authority, 6.35s, 2029                       3,750                3,953,813
  Colorado Housing Finance Authority, 6.45s, 2030                       3,000                3,190,110
  Colorado Housing Finance Authority, 6.8s, 2030                        2,250                2,442,780
  Connecticut Housing Finance Authority, 5.85s, 2028                    4,075                4,111,471
  Cook County, IL, Single Family Mortgage Rev., 0s, 2015                1,640                  290,477
  Corpus Christi, TX, Housing Finance Corp., MBIA, 0s, 2011             3,395                1,059,478
  Delaware Single Family Housing Authority Rev., 6.75s, 2024            2,605                2,705,970
  East Baton Rouge, LA, Capital Appreciation Rev., MBIA, 0s, 2010       4,955                1,480,752
  El Paso, TX, Housing Finance Corp., Single Family
    Mortgage Rev., 8.75s, 2011                                            510                  541,375
  Florida Housing Finance Agency Rev., 0s, 2016                         3,980                  728,857
  Georgia Housing & Finance Authority Rev., FHA, 0s, 2031              59,820                5,656,579
  Hawaii Housing Finance & Development Corp., 5.75s, 2030               5,000                5,013,450
  Jefferson County, CO, Single Family Mortgage Rev.,
    MBIA, 8.875s, 2013                                                    175                  183,108
  Jefferson County, TX, Housing Finance Corp., Single
    Family Mortgage Rev., MBIA, 0s, 2015                                2,755                  483,585
  Jefferson Parish, LA, Home Mortgage Authority Rev.,
    6.75s, 2030                                                         1,350                1,465,196
  Maryland Community Development Administration, 7.3s, 2025             4,770                5,013,652
  Maryland Community Development Administration, 6s, 2039               3,500                3,551,135
  Mississippi Home Corp., Single Family Senior Housing
    Rev., FGIC, 9.25s, 2012                                               137                  143,346
  Missouri Housing Development Commission Meeting Rev.,
    6.3s, 2030                                                          3,500                3,701,530
  Missouri Housing Development Commission Meeting Rev.,
    6.7s, 2030                                                          4,500                4,873,410
  Nebraska Investment Finance Authority Housing Rev.,
    6.3s, 2028                                                          2,485                2,549,511
  Nevada Housing Division, Single Family Mortgage Rev.,
    0s, 2015                                                              286                   58,422
  New Castle County, DE, Single Family Mortgage Rev.,
    FGIC, 0s, 2016                                                        670                  121,096
  New Mexico Mortgage Finance Authority, 6.9s, 2024                     2,185                2,270,390
  New Mexico Mortgage Finance Authority, 6.75s, 2029                    2,000                2,161,040
  New Mexico Mortgage Finance Authority, 6.25s, 2030                    2,000                2,118,260
  North Carolina Housing Finance Agency, 5.85s, 2028                    9,110                9,186,524
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 8.3s, 2012                                             250                  257,865
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 6.8s, 2023                                             775                  806,543
  North Dakota Housing Finance Agency, Single Family
    Mortgage Rev., 5.9s, 2029                                           2,225                2,241,687
  Ohio Housing Finance Agency, Single Family Mortgage
    Rev., 8.832s, 2031(++)                                              1,250                1,359,875
  Oklahoma Housing Finance Agency, 5.375s, 2020                         2,000                1,940,340
  Oklahoma Housing Finance Agency, 6.8s, 2026                           2,000                2,152,020
  Pima County, AZ, Industrial Development Authority
    (Tucson Electric Power Co.), 6.2s, 2030                             4,000                4,231,960
  Reno County, KS, Single Family Mortgage Rev., AMBAC, 0s, 2014         1,825                  329,814
  Sedgwick & Shawnee Counties, KS, 5.5s to 1999, 6.5s to 2022           6,575                7,017,432
  Sedgwick & Shawnee Counties, KS, 5.5s to 2000, 6.5s to 2026           3,375                3,637,237
  South Dakota Housing Development Authority,
    Homeownership Mortgage, 5.8s, 2028                                  4,990                5,010,209
  Texas Veteran Housing Assistance Program, 7s, 2025                    1,100                1,148,961
  Wisconsin Housing & Economic Development Authority,
    Homeownership Rev., 9.855s, 2022(++)                                  970                1,033,331
  Wyoming Community Development Authority, 5.85s, 2028                  4,485                4,524,468
                                                                                        --------------
                                                                                        $  111,487,213
------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.9%
  Henrico County, VA, Industrial Development Authority
    Rev. (Browning-Ferris), 5.3s, 2011                                $ 3,000           $    2,941,740
  Hudson County, NJ, Solid Waste System Rev., 6s, 2019                  2,000                1,999,480
  Massachusetts Industrial Finance Agency (Ogden
    Haverhill), 5.5s, 2013                                              2,500                2,454,625
  Massachusetts Industrial Finance Agency (Ogden
    Haverhill), 5.6s, 2019                                              5,000                4,891,950
  Southwestern Illinois Development Authority, Solid
    Waste Disposal Rev., 5.9s, 2014                                     2,500                2,398,150
                                                                                        --------------
                                                                                        $   14,685,945
------------------------------------------------------------------------------------------------------
Special Assesment District - 1.6%
  Broadview, IL, Tax Increment Rev., 5.25s, 2012###                   $ 4,180           $    3,993,238
  Broadview, IL, Tax Increment Rev., 5.375s, 2015                       3,400                3,196,272
  Denver, CO, Urban Renewal Tax (Downtown Denver), 8.5s, 2013           1,300                1,332,526
  Denver, CO, Urban Renewal Tax (Downtown Denver), 7.25s, 2017          1,250                1,315,825
  Denver, CO, Urban Renewal Tax (Musicland), 8.5s, 2017                   950                  973,769
  Katy, TX, Development Authority Rev., 5.8s, 2011                      3,500                3,423,525
  Katy, TX, Development Authority Rev., 6s, 2018                        6,000                5,852,160
  Lake Elsinore, CA, Public Financing Authority, 5s, 2009               2,000                1,916,360
  Lake Elsinore, CA, Public Financing Authority, 5.15s, 2014            3,205                3,030,327
                                                                                        --------------
                                                                                        $   25,034,002
------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.9%
  Arizona Student Loan Acquisition Authority, "C", 7.625s, 2010       $ 4,610           $    4,998,346
  Arizona Student Loan Acquisition Authority, "D", 7.25s, 2010          2,970                3,077,722
  Pennsylvania Higher Education Assistance Agency,
    AMBAC, 8.138s, 2022(++)                                             2,700                3,078,945
  South Dakota Student Loan Rev. (Education Loans,
    Inc.), 5.6s, 2020                                                   2,700                2,641,167
                                                                                        --------------
                                                                                        $   13,796,180
------------------------------------------------------------------------------------------------------
Turnpike Revenue - 2.5%
  Florida Mid-Bay Bridge Authority Rev., 8.5s, 2022                   $ 2,500           $    2,771,925
  Foothill/Eastern Transportation Corridor Agency, CA,
    Toll Road Rev., 0s to 2005, 7.15s to 2013                           5,000                4,227,850
  Los Angeles, CA, 6.3s, 2015(++)                                       5,310                5,459,529
  New Jersey Transport Trust Fund Authority,
    Transportation Systems, 5.625s, 2012                                1,800                1,858,482
  New Jersey Transport Trust Fund Authority,
    Transportation Systems, 5.625s, 2014                                1,000                1,028,700
  New York Thruway Authority, Service Contract Rev
    (Local Highway & Bridges), MBIA, 5.375s, 2014                       5,000                5,047,950
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2011                2,700                1,316,277
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                2,100                1,004,451
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                1,700                  775,829
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                7,000                3,142,510
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                6,600                2,778,204
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2015                7,250                2,836,490
  Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2016                2,000                  731,900
  State of Florida, 6.568s, 2017(++)                                    2,300                2,130,513
  Telluride, CO, Gondola Transit Co., 9s, 2016                          2,405                2,748,338
  West Virginia Parkways, Economic Development &
    Tourism Authority, FGIC, RIBS, 8.032s, 2019(++)                     1,200                1,273,488
                                                                                        --------------
                                                                                        $   39,132,436
------------------------------------------------------------------------------------------------------
Universities - 1.1%
  California Educational Facilities Authority Rev
    (L.A. College of Chiropractic), 5.6s, 2017                        $ 2,000           $    1,986,020
  Illinois Development Finance Authority, Economic
    Development Rev. (Latin School of Chicago), 5.6s, 2018                850                  805,171
  Illinois Development Finance Authority, Economic
    Development Rev. (Latin School of Chicago), 5.65s, 2028             1,730                1,613,675
  Islip, NY, Community Development Agency Rev. (New
    York Institute of Technology), 7.5s, 2026                           6,000                6,447,120
  Massachusetts Development Finance Agency Rev
    (Williston Northampton School), 6.5s, 2028                          1,700                1,688,950
  Nassau County, NY, Industrial Development Agency, Civic
    Facilities Rev. (New York Institute of Technology), 6.15s, 2029     3,300                3,218,160
  New Hampshire Higher Educational & Health Facilities
    (Franklin Pierce Law Center), 5.5s, 2018                            1,200                1,138,932
                                                                                        --------------
                                                                                        $   16,898,028
------------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 1.0%
  Detroit, MI, Sewer Disposal Rev., 7.871s, 2023(++)                  $ 1,500           $    1,697,715
  Detroit, MI, Sewer Disposal Rev., 7.871s, 2023(++)                      500                  515,075
  Harrisburg, PA, Authority Water Rev., FGIC, 8.02s, 2015(++)           2,000                2,173,960
  New York City, NY, Municipal Water Finance Authority
    Rev., FSA, 5.375s, 2026                                             2,500                2,449,675
  New York City, NY, Municipal Water Finance Authority
    Rev., 5.75s, 2029                                                   8,590                8,667,654
                                                                                        --------------
                                                                                        $   15,504,079
------------------------------------------------------------------------------------------------------
Other - 2.8%
  Brush, CO, Industrial Development Rev. (Training
    Centers International, Ltd.), 9.5s, 2015*                         $ 8,789           $    4,482,507
  Colorado River, TX, Municipal Water District, 6.25s, 2004             3,000                2,973,510
  Danville, VA, Industrial Development Authority Rev
    (Piedmont Mall), 8s, 2017                                           8,280                8,455,950
  District of Columbia (National Public Radio), 7.7s, 2023              3,500                3,840,130
  Harris County, TX, Cultural Education Facility (Space
    Center Houston), 9.25s, 2023                                           70                   71,931
  Iowa Finance Authority Community Provider Rev. (Boys
    & Girls Home), 6.25s, 2028                                          2,000                1,909,500
  Lehigh County, PA, General Purpose Authority
    (Kidspeace Obligation Group), 6s, 2018                              5,000                4,919,650
  Massachusetts Industrial Finance Agency (Brandon
    Residential Treatment), 8.75s, 2024                                 5,170                5,713,884
  Memphis, TN, Health, Educational & Housing Facilities
    Board (Wesley Highland Terrace), 8.5s, 2024                         5,485                5,594,700
  New Hampshire Higher Educational & Health Facilities
    Authority Rev. (Child & Family Services), 6.125s, 2019              1,505                1,460,392
  Rail Connections Inc., MA Rev., 0s, 2015                                375                  138,375
  Rail Connections Inc., MA Rev., 0s, 2016                                450                  154,552
  Rail Connections Inc., MA Rev., 0s, 2017                                975                  311,620
  Rail Connections Inc., MA Rev., 0s, 2018                              1,235                  368,981
  St. Louis County, MO, Industrial Development
    Authority (Eagle Golf Enterprises), 10s, 2005                       2,200                2,367,596
  St. Louis County, MO, Industrial Development
    Authority (Kiel Center Arena), 7.875s, 2024                         1,000                1,075,520
                                                                                        --------------
                                                                                        $   43,838,798
------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,477,282,544)                                 $1,535,941,965
------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.3%
------------------------------------------------------------------------------------------------------
  Allegheny County, PA, Hospital Development Authority
    Rev. (Aces Presbyterian University Hospital), due 08/05/99        $   700           $      700,000
  Burke County, GA, Development Authority, Pollution
    Control Rev. (Georgia Power Co.), due 08/02/99                      1,200                1,200,000
  California Statewide Community Development (Sutter
    Health), due 08/02/99                                               2,400                2,400,000
  Harris County, TX, Hospital Rev. (Methodist
    Hospital), due 08/02/99                                             1,600                1,600,000
  Heard County, GA, Development Authority, Pollution
    Control Rev. (Georgia Power Co.), due 08/02/99                        100                  100,000
  Hillsborough County, FL, Pollution Control Rev., due 08/02/99           200                  200,000
  Manatee County, FL, Pollution Control Rev. (Florida
    Power & Light Co.), due 08/02/99                                    2,200                2,200,000
  New York City, NY, due 08/02/99                                       1,100                1,100,000
  New York City, NY, Municipal Water Finance Authority
    Rev., due 08/02/99                                                    300                  300,000
  Pinellas County, FL, Health Facility Authority, due 08/02/99         10,850               10,850,000
------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Amortized Cost and Value                           $   20,650,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,497,932,544)                                     $1,556,591,965
Other Assets, Less Liabilities - 0.1%                                                        1,841,613
------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                     $1,558,433,578
------------------------------------------------------------------------------------------------------
   * Non-income-producing security - in default.
   # Payment-in-kind security.
  ## SEC Rule 144A restriction.
 ### Security segregated as collateral for an open futures contract.
   + Restricted security.
 (+) Security valued by or at the direction of the Trustees.
(++) Inverse floating rate security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
JULY 31, 1999
-------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost, $1,497,932,544)          $1,556,591,965
  Cash                                                                   21,020
  Receivable for daily variation margin on open futures
    contracts                                                            19,031
  Receivable for Fund shares sold                                     3,448,438
  Receivable for investments sold                                       817,431
  Interest receivable                                                21,668,071
  Other assets                                                           18,346
                                                                 --------------
    Total assets                                                 $1,582,584,302
                                                                 --------------
Liabilities:
  Distributions payable                                          $    4,807,846
  Payable for Fund shares reacquired                                  1,875,425
  Payable for investments purchased                                  16,965,725
  Payable to affiliates -
    Management fee                                                       46,964
    Shareholder servicing agent fee                                       8,539
    Distribution and service fee                                        157,367
    Administrative fee                                                    1,204
  Accrued expenses and other liabilities                                287,654
                                                                 --------------
      Total liabilities                                          $   24,150,724
                                                                 --------------
Net assets                                                       $1,558,433,578
                                                                 ==============
Net assets consist of:
  Paid-in capital                                                $1,655,857,142
  Unrealized appreciation on investments                             58,726,193
  Accumulated net realized loss on investments                     (157,013,757)
  Accumulated undistributed net investment income                       864,000
                                                                 --------------
      Total                                                      $1,558,433,578
                                                                 ==============
Shares of beneficial interest outstanding                          179,401,217
                                                                   ===========
Class A shares:
  Net asset value per share
    (net assets of $1,162,251,625 / 133,826,174 shares of
     beneficial interest outstanding)                                 $8.68
                                                                      =====
  Offering price per share (100 / 95.25 of net asset
    value per share)                                                  $9.11
                                                                      =====
Class B shares:
  Net asset value and offering price per share
    (net assets of $381,737,344 / 43,913,546 shares of
     beneficial interest outstanding)                                 $8.69
                                                                      =====
Class C shares:
  Net asset value and offering price per share
    (net assets of $14,444,609 / 1,661,497 shares of
     beneficial interest outstanding)                                 $8.69
                                                                      =====

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED JULY 31, 1999
-------------------------------------------------------------------------------
Net investment income:
  Interest Income                                                  $ 50,711,211
                                                                   ------------
  Expenses -
    Management fee                                                 $  4,624,469
    Trustees' compensation                                               37,554
    Shareholder servicing agent fee                                     804,394
    Distribution and service fee (Class B)                            1,532,448
    Distribution and service fee (Class C)                               43,218
    Administrative fee                                                  109,047
    Custodian fee                                                       147,676
    Printing                                                             32,162
    Postage                                                              34,527
    Auditing fees                                                        17,529
    Legal fees                                                           97,600
    Miscellaneous                                                       562,578
                                                                   ------------
      Total expenses                                               $  8,043,202
    Fees paid indirectly                                               (143,060)
    Reduction of expenses by investment adviser                        (371,876)
                                                                   ------------
      Net expenses                                                 $  7,528,266
                                                                   ------------
        Net investment income                                      $ 43,182,945
                                                                   ------------
Realized and unrealized gain (loss) on investments:
  Realized gain (identified cost basis) -
    Investment transactions                                        $ 15,256,868
    Futures contracts                                                 1,482,012
                                                                   ------------
      Net realized gain on investments                             $ 16,738,880
                                                                   ------------
  Change in unrealized depreciation -
    Investments                                                    $(75,604,112)
    Futures contracts                                                  (340,255)
                                                                   ------------
      Net unrealized loss on investments                           $(75,944,367)
                                                                   ------------
        Net realized and unrealized loss on investments            $(59,205,487)
                                                                   ------------
          Decrease in net assets from operations                   $(16,022,542)
                                                                   ============
See notes to financial statements.

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                    YEAR ENDED
                                                              JULY 31, 1999              JANUARY 31, 1999
                                                                (UNAUDITED)
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                      $   43,182,945                $   81,520,636
  Net realized gain on investments                               16,738,880                       375,373
  Net unrealized loss on investments                            (75,944,367)                   (6,636,995)
                                                             --------------                --------------
    Increase (decrease) in net assets from operations        $  (16,022,542)               $   75,259,014
                                                             --------------                --------------
Distributions declared to shareholders -
  From net investment income (Class A)                       $  (34,937,311)               $  (66,082,785)
  From net investment income (Class B)                           (9,637,149)                  (15,565,956)
  From net investment income (Class C)                             (212,727)                      (19,190)
                                                             --------------                --------------
    Total distributions declared to shareholders             $  (44,787,187)               $  (81,667,931)
                                                             --------------                --------------
Net increase in net assets from Fund share transactions      $   84,830,257                $  169,066,341
                                                             --------------                --------------
      Total increase in net assets                           $   24,020,528                $  162,657,424
Net assets:
  At beginning of period                                      1,534,413,050                 1,371,755,626
                                                             --------------                --------------
At end of period (including accumulated undistributed
  net investment income of $864,000 and $2,468,242,
  respectively)                                              $1,558,433,578                $1,534,413,050
                                                             ==============                ==============
See notes to financial statements.


Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED JANUARY 31,
                       SIX MONTHS ENDED          -----------------------------------------------------------------------------
                          JULY 31, 1999                 1999              1998            1997             1996           1995
                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                CLASS A
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value -
  beginning of period            $ 9.03               $ 9.07            $ 8.73          $ 9.12           $ 8.60         $ 9.38
                                 ------               ------            ------          ------           ------         ------
Income from investment operations# -
  Net investment income(S)       $ 0.25              $ 0.53            $ 0.57          $ 0.61           $ 0.61         $ 0.64
  Net realized and unrealized
    gain (loss) on investments    (0.34)              (0.04)             0.34           (0.36)            0.59          (0.75)
                                 ------              ------            ------          ------           ------         ------
      Total from investment
        operations               $(0.09)             $ 0.49            $ 0.91          $ 0.25           $ 1.20         $(0.11)
                                 ------              ------            ------          ------           ------         ------
Less distributions declared to
  shareholders from net
  investment income              $(0.26)             $(0.53)           $(0.57)         $(0.64)          $(0.68)        $(0.67)
                                 ------              ------            ------          ------           ------         ------
Net asset value - end of
 period                          $ 8.68              $ 9.03            $ 9.07          $ 8.73           $ 9.12         $ 8.60
                                 ======              ======            ======          ======           ======         ======
Total return(+)                   (0.97)%++            5.54%            10.81%           2.87%           13.92%         (1.04)%
Ratios (to average net assets)/
 Supplemental data(S):
  Expenses##                       0.79%+              0.81%             0.89%           0.93%            0.93%          1.04%
  Net investment income            5.79%+              5.84%             6.42%           6.96%            6.83%          7.27%
Portfolio turnover                   15%                 12%               19%             17%              20%            32%
Net assets at end of period
 (000 omitted)               $1,162,252          $1,168,479        $1,107,181        $988,178       $1,009,031       $920,043

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income       $0.25               $0.53               --              --               --             --
      Ratios (to average net assets):
        Expenses##                 0.84%+              0.82%              --              --               --             --
        Net investment income      5.74%+              5.83%              --              --               --             --
  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
##  The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses were calculated without reduction for this expense offset arrangement.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.


Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED JANUARY 31,
                       SIX MONTHS ENDED              ------------------------------------------------------------------------
                          JULY 31, 1999                1999              1998            1997             1996           1995
                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                CLASS B
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of
  period                         $ 9.04              $ 9.08            $ 8.74          $ 9.12           $ 8.60         $ 9.38
                                 ------              ------            ------          ------           ------         ------
Income from investment operations# -
  Net investment income(S)       $ 0.22              $ 0.45            $ 0.49          $ 0.52           $ 0.52         $ 0.57
  Net realized and unrealized
    gain (loss) on investments    (0.34)              (0.04)             0.34           (0.35)            0.59          (0.78)
                                 ------              ------            ------          ------           ------         ------
      Total from investment
        operations               $(0.12)             $ 0.41            $ 0.83          $ 0.17           $ 1.11         $(0.21)
                                 ------              ------            ------          ------           ------         ------
Less distributions declared to
  shareholders from net
  investment income              $(0.23)             $(0.45)           $(0.49)         $(0.55)          $(0.59)        $(0.57)
                                 ------              ------            ------          ------           ------         ------
Net asset value - end of
  period                         $ 8.69              $ 9.04            $ 9.08          $ 8.74           $ 9.12         $ 8.60
                                 ======              ======            ======          ======           ======         ======
Total return                      (1.37)%++            4.62%             9.87%           1.96%           12.78%         (2.13)%
Ratios (to average net assets)/
 Supplemental data:(S)
  Expenses##                       1.61%+              1.69%             1.73%           1.86%            1.91%          2.10%
  Net investment income            4.97%+              4.95%             5.50%           6.00%            5.84%          6.32%
Portfolio turnover                   15%                 12%               19%             17%              20%            32%
Net assets at end of period
  (000 omitted)                $381,737            $363,062          $264,575        $125,971          $77,808        $55,675

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income      $ 0.22              $ 0.45              --              --               --             --
      Ratios (to average net assets)
        Expenses##                 1.66%+              1.70%             --              --               --             --
        Net investment income      4.92%+              4.94%             --              --               --             --
  + Annualized.
 ++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1995, are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.


Financial Highlights - continued
------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                PERIOD ENDED
                                                                   JULY 31, 1999           JANUARY 31, 1999*
                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------------------
                                                                         CLASS C
------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                                     $ 9.04                      $ 9.10
                                                                          ------                      ------
Income from investment operations# -
  Net investment income(S)                                                $ 0.21                      $ 0.15
  Net realized and unrealized loss on investments                          (0.34)                      (0.06)
                                                                          ------                      ------
      Total from investment operations                                    $(0.13)                     $ 0.09
                                                                          ------                      ------
Less distributions declared to shareholders from
  net investment income                                                   $(0.22)                     $(0.15)
                                                                          ------                      ------
Net asset value - end of period                                           $ 8.69                      $ 9.04
                                                                          ======                      ======
Total return                                                               (1.46)%++                    0.96%++
Ratios (to average net assets)/Supplemental data:(S)
  Expenses##                                                                1.79%+                      1.75%+
  Net investment income                                                     4.79%+                      4.45%+
Portfolio turnover                                                            15%                         12%
Net assets at end of period (000,000 omitted)                            $14,445                      $2,872

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
      Net investment income                                                  $0.21                        $0.15
      Ratios (to average net assets)
        Expenses##                                                            1.84%+                       1.76%+
        Net investment income                                                 4.74%+                       4.44%+
  * For the period from the inception of Class C, September 25, 1998, through January 31, 1999.
  + Annualized.
 ++ Not annualized.
  # Per share data is based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Municipal High Income Fund (the Fund) is a non-diversified series of MFS Series Trust III (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in index contracts for purposes other than hedging, may be made when the Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. The Fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

At January 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryforward of $173,677,480 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on January 31, 2000, ($4,786,449), January 31, 2001, ($5,199,093),
January 31, 2002, ($28,166,887), January 31, 2003, ($27,178,219), January 31,
2004, ($30,637,034), January 31, 2005, ($26,148,057), January 31, 2006,
($45,409,970), and January 2007, ($6,151,771).

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

BASED ON AVERAGE NET ASSETS                BASED ON GROSS INCOME
----------------------------------------   ------------------------------------
First $1.3 billion                 0.30%   4.75%
In excess of $1.3 billion          0.25%

The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of expenses in the Statement of Operations.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $13,092 for the six months ended July 31, 1999.

Administrator - The Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets:

            First $1 billion                               0.0150%
            Next $1 billion                                0.0125%
            Next $1 billion                                0.0100%
            In excess of $3 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $384,750 for the six months ended July 31, 1999, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan relating to Class B and C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and C shares. Except in the case of the 0.25% per annum Class B service fee paid by the Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares and Class C shares, and will pay to such security dealers all of the distribution fee attributed to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $0, and $0 for Class B and Class C shares, respectively, for the six months ended July 31, 1999. Fees incurred under the distribution plan during the six months ended July 31, 1999, were 0.82% and 1.00% of average daily net assets attributable to Class B and Class C shares, respectively on an annualized basis.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 1999, were $16,005, $541,543, and $2,372 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.10%. Prior to April 1, 1999, the fee was calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.1125%.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, aggregated $322,890,226 and $231,207,982, respectively.

The cost and unrealized appreciation and depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,497,932,544
                                                               --------------
Gross unrealized appreciation                                  $   84,651,033
Gross unrealized depreciation                                     (25,991,612)
                                                               --------------
    Net unrealized appreciation                                $   58,659,421
                                                               ==============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

Class A Shares
                                     SIX MONTHS ENDED JULY 31, 1999            YEAR ENDED JANUARY 31, 1999
                                     ------------------------------         ------------------------------
                                         SHARES              AMOUNT            SHARES               AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                          14,596,589       $ 129,808,363        30,441,333        $ 274,551,872
Shares issued to shareholders
  in reinvestment of
  distributions                       1,479,929          13,084,017         2,806,743           25,325,360
Shares reacquired                   (11,657,672)       (103,341,012)      (25,859,959)        (233,386,980)
                                    -----------       -------------       -----------        -------------
    Net increase                      4,418,846       $  39,551,368         7,388,117        $  66,490,252
                                    ===========       =============       ===========        =============
Class B Shares
                                     SIX MONTHS ENDED JULY 31, 1999            YEAR ENDED JANUARY 31, 1999
                                     ------------------------------         ------------------------------
                                         SHARES              AMOUNT            SHARES               AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                           6,342,261       $  56,381,621        14,320,086       $  129,318,514
Shares issued to shareholders
  in reinvestment of
  distributions                         368,080           3,256,129           560,385            5,061,249
Shares reacquired                    (2,969,190)        (26,298,778)       (3,840,591)         (34,674,697)
                                    -----------       -------------       -----------        -------------
    Net increase                      3,741,151       $  33,338,972        11,039,880        $  99,705,066
                                    ===========       =============       ===========        =============
Class C Shares
                                     SIX MONTHS ENDED JULY 31, 1999         PERIOD ENDED JANUARY 31, 1999*
                                     ------------------------------         ------------------------------
                                         SHARES              AMOUNT            SHARES               AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                           1,391,632       $  12,359,559           326,949        $   2,954,503
Shares issued to shareholders
  in reinvestment of
  distributions                          10,903              97,184             1,060                9,568
Shares reacquired                       (58,804)           (516,826)          (10,243)             (93,048)
                                    -----------       -------------       -----------        -------------
    Net increase                      1,343,731       $  11,939,917           317,766        $   2,871,023
                                    ===========       =============       ===========        =============

* For the period from the inception of Class C, September 25, 1998, through January 31, 1999.

(6) Line of Credit
The Fund and other affiliated funds participate in a $820 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for six months ended July 31, 1999, was $5,525. The Fund had no significant borrowings during the period.

(7) Financial Instruments
The Fund trades instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                                                                      UNREALIZED
                                                                    APPRECIATION
DESCRIPTION                    EXPIRATION   CONTRACTS   POSITION  (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury Bond         September 1999          75      Short      $227,772
Municipal Bond Index       September 1999          54       Long      (161,000)
                                                                      --------
                                                                      $ 66,772
                                                                      ========

At July 31, 1999, the Fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) Restricted Securities
The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 1999, the Fund owned the following restricted securities, excluding securities issued under rule 144A, constituting 2.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, are valued at fair value as determined in good faith by or at the direction of the Trustees.

                                     DATE OF         PAR
DESCRIPTION                      ACQUISITION      AMOUNT        COST       VALUE
--------------------------------------------------------------------------------
Chicago, IL, Public Building
  Commerce Rev., 7.068s, 2016        3/18/99  $6,000,000  $6,478,200  $5,857,020
Chicago, IL, Public Building
  Commerce Rev., 7.068s, 2017        3/18/99   4,500,000   4,815,180   4,369,140
Delaware Valley, PA, Regional
  Finance Authority, AMBAC,
  7.033s, 2018                        9/2/98   7,000,000   8,059,800   7,201,460
Eastern Band of Cherokee Indian
  Community, NC (Carolina
  Mirror Co.) 10.25s, 2009            1/3/94   2,740,000   2,842,750   2,741,754
Eastern Band of Cherokee Indian
  Community, NC (Carolina
  Mirror Co.) 11s, 2012              9/19/86     950,000     858,875     950,570
Hannibal, MO, Industrial
  Development Authority,
  9.5s, 2001                         3/23/92   3,000,000   2,971,470   3,440,820
Houston, TX, Independent School
  District, 7.068s, 2017             3/11/99   5,000,000   5,249,100   4,781,700
State of South Carolina,
  5.768s, 2016                        4/8/99   2,000,000   1,892,280   1,683,800
Texas Housing & Community Board
  (Harbors & Plumtree),
  10s, 2026                         11/12/96   1,755,000   1,755,000   1,770,848
                                                                     -----------
                                                                     $32,797,112
                                                                     ===========

                     MFS' YEAR 2000 READINESS DISCLOSURE

MFS Investment Management(R), as an investment adviser and on behalf of the MFS funds, is committed to the effective use of technology in managing our portfolio investments, delivering high-quality service to MFS fund shareholders, retirement plan participants, and MFS' institutional clients, and supporting the financial consultants who sell our products. With that in mind, we created a separately funded Year 2000 Program Management Office in 1996 comprised of a specialized staff reporting directly to MFS senior management.

The Year 2000 (Y2K) problem arises because calendar-year fields in computers and software applications traditionally have used two-digit codes so that, for example, the year 1998 is coded as "98," with the "19" being implied. In the year 2000, unless necessary corrections have been made, computer applications may assume "00" refers to 1900 rather than 2000, thus resulting in systems failures or miscalculations. To address this issue, our team of dedicated business and technology managers, working with outside experts, is taking steps to ascertain the Y2K readiness of MFS' internal systems and is working with our external systems vendors to determine whether they expect their systems to be ready.

MFS recognizes that fund shareholders and institutional clients also are concerned about whether the companies whose securities are held in their portfolios are addressing Y2K issues. As part of the MFS(R) Original Research
(SM) process of evaluating portfolio investments, one of the many relevant factors that MFS' portfolio managers and research analysts may consider is a company's Y2K readiness. Each year, MFS' research analysts and portfolio managers conduct more than 1,000 on-site meetings with companies whose securities are, or may be, held in fund and client portfolios, and host an additional 1,500 meetings at MFS' headquarters. When assessing the Y2K readiness of these companies, MFS' research analysts and portfolio managers may rely upon discussions at these meetings as well as SEC disclosure documents and third-party reports.

Y2K readiness is an enormously complex, worldwide issue. No company or institution can guarantee that it will be unaffected by the Y2K issue. While MFS is taking significant steps to protect the integrity of its internal systems, there can be no assurance that these steps will be sufficient to avoid any adverse impact on MFS, shareholders of MFS funds, participants in retirement plans administered by MFS, or MFS' institutional clients.

If you have further questions regarding MFS' Year 2000 Readiness Program, please visit our Web site at www.mfs.com or contact the MFS Year 2000 Program Management Office by e-mail at y2k@mfs.com or by letter at 500 Boylston Street, Boston, MA 02116-3741.

MFS(R) MUNICIPAL HIGH INCOME FUND

TRUSTEES                                              SECRETARY
Richard B. Bailey* - Private Investor;                Stephen E. Cavan*
Former Chairman and Director (until 1991),
MFS Investment Management                             ASSISTANT SECRETARY
                                                      James R. Bordewick, Jr.*
J. Atwood Ives - Chairman and Chief Executive
Officer, Eastern Enterprises (diversified             CUSTODIAN
services company)                                     State Street Bank and Trust Company

Lawrence T. Perera - Partner, Hemenway                INVESTOR INFORMATION
& Barnes (attorneys)                                  For MFS stock and bond market outlooks, call
                                                      toll free: 1-800-637-4458 anytime from a
William J. Poorvu - Adjunct Professor, Harvard        touch-tone telephone.
University Graduate School of Business
Administration                                        For information on MFS mutual funds, call your
                                                      financial consultant or, for an information
Charles W. Schmidt - Private Investor                 kit, call toll free: 1-800-637-2929 any
                                                      business day from 9 a.m. to 5 p.m. Eastern time
Arnold D. Scott* - Senior Executive                   (or leave a message anytime).
Vice President, Director, and Secretary,
MFS Investment Management                             INVESTOR SERVICE
                                                      MFS Service Center, Inc.
Jeffrey L. Shames* - Chairman, Chief                  P.O. Box 2281
Executive Officer, and Director,                      Boston, MA 02107-9906
MFS Investment Management
                                                      For general information, call toll free:
Elaine R. Smith - Independent Consultant              1-800-225-2606 any business day from 8 a.m. to
                                                      8 p.m. Eastern time.
David B. Stone - Chairman and Director,
North American Management Corp.                       For service to speech- or hearing-impaired,
(investment advisers)                                 call toll free: 1-800-637-6576 any business day
                                                      from 9 a.m. to 5 p.m. Eastern time. (To use
INVESTMENT ADVISER                                    this service, your phone must be equipped with
Massachusetts Financial Services Company              a Telecommunications Device for the Deaf.)
500 Boylston Street
Boston, MA 02116-3741                                 For share prices, account balances, and
                                                      exchanges, call toll free: 1-800-MFS-TALK
DISTRIBUTOR                                           (1-800-637-8255) anytime from a touch-tone
MFS Fund Distributors, Inc.                           telephone.
500 Boylston Street
Boston, MA 02116-3741                                 WORLD WIDE WEB
                                                      www.mfs.com
CHAIRMAN AND PRESIDENT
Jeffrey L. Shames*

PORTFOLIO MANAGER
Michael W. Roberge*

TREASURER
W. Thomas London*

ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

*Affiliated with the Investment Adviser

MFS(R) MUNICIPAL HIGH                                               ------------
INCOME FUND                                                           BULK RATE
                                                                    U.S. POSTAGE
[Logo] M F S(R)                                                         PAID
INVESTMENT MANAGEMENT                                                   MFS
We invented the mutual fund(R)                                      ------------

500 Boylston Street
Boston, MA 02116-3741


(c)1999 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                    MMH-3  9/99  50M  25/225/325